Related Party Transactions - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Related Party Transactions [Abstract]
Amounts due from related parties	$ 0	$ 1.1
Amounts payable to related parties		$ 0.1